Nature of Business (Details Textual)	1 Months Ended			6 Months Ended
	Sep. 18, 2015 USD ($) $ / shares shares	Oct. 23, 2013 USD ($)	Oct. 23, 2013 GBP (£)	Jun. 30, 2016 shares	Sep. 18, 2015 £ / shares
Nature Of Business [Line Items]
American Depositary Shares Description				each representing 100
Percentage Of Total Shares Issued	92.85%				92.85%
Percentage Of Total Shares Issued On Diluted Basis	91.68%				91.68%
Private Placement [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues	395,881,100
Stock Issued During Period, Value, New Issues | $	$ 75,000,000
Sale of Stock, Price Per Share | $ / shares	$ 0.18945
Sale of Stock, Percentage of Ownership after Transaction	33.30%
Private Placement [Member] | American Depositary Share [Member]
Nature Of Business [Line Items]
Stock Issued During Period, Shares, New Issues	3,958,811
Sale of Stock, Price Per Share | $ / shares	$ 18.945
RPC Pharma Limited [Member]
Nature Of Business [Line Items]
Shares Issued, Price Per Share | £ / shares					£ 0.01
Stock Issued During Period, Shares, Acquisitions	55,636,283			722,345,600
Volution [Member] | Patents [Member]
Nature Of Business [Line Items]
Payments to Acquire Intangible Assets		$ 107,000	£ 65,000